Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

NOTE 5 - EQUITY:

A.	Share capital, preferred shares and warrants

On January 26, 2026, the Company performed a reverse stock split of 7 to 1 and an additional reverse stock split of 5 to 1 on April 15, 2026. An additional reverse stock split was performed subsequent to the balance sheet date, at a ratio of 6 to 1, which came into effect on August 13, 2026. Share data in these interim consolidated financial statements, have been adjusted retroactively to give effect to these reverse stock splits, and the consequent changes made to exercise price and underlying ordinary shares of warrants and options issued by the Company and the conversion ratio of preferred shares issued in 2025 and 2026.

1)	Under the terms of the Securities Purchase Agreement (“the SPA”) with Alpha (see Note 11A(9) to the 2025 annual financial statements), the Company has issued the following equity securities during the six months period ended June 30, 2026:

a.	On February 13, 2026, under the SPA with Alpha, Alpha made subsequent fundings in the gross amount of $1,000 thousand, pursuant to which the Company issued 1,000 preferred shares with a stated value of $1,000 per share, convertible into 13,118 ordinary shares at a fixed conversion price of $76.23 per share, and ordinary warrants to purchase 11,447 ordinary shares at an exercise price of $87.36 per share. The warrants are exercisable upon issuance and will expire after five years. According to their terms, these warrants were classified as equity.

b.	On March 10, 2026, under the SPA with Alpha, Alpha made subsequent fundings in the gross amount of $1,000 thousand, pursuant to which the Company issued 1,000 preferred shares with a stated value of $1,000 per share, convertible into 27,278 ordinary shares at a fixed conversion price of $36.66 per share, and ordinary warrants to purchase 11,447 ordinary shares at an exercise price of $87.36 per share. The warrants are exercisable upon issuance and will expire after five years. According to their terms, these warrants were classified as equity.

c.	On April 27, 2026, under the SPA with Alpha, Alpha made subsequent fundings in the gross amount of $1,000 thousand, pursuant to which the Company issued 1,000 preferred shares with a stated value of $1,000 per share, convertible into 49,164 ordinary shares at a fixed conversion price of $20.34 per share, and ordinary warrants to purchase 11,447 ordinary shares at an exercise price of $87.36 per share. The warrants are exercisable upon issuance and will expire after five years. According to their terms, these warrants were classified as equity.

d.	On June 1, 2026, under the SPA with Alpha, Alpha made subsequent fundings in the gross amount of $1,000 thousand, pursuant to which the Company issued 1,000 preferred shares with a stated value of $1,000 per share, convertible into 99,800 ordinary shares at a fixed conversion price of $10.02 per share, and ordinary warrants to purchase 99,800 ordinary shares at an exercise price of $87.36 per share. The warrants are exercisable upon issuance and will expire after five years. According to their terms, these warrants were classified as equity.

e.	On June 11, 2026, the company entered into Amendment No. 2 to the SPA with Alpha which, were subject to the approval of the Company’s shareholders’ provided for additional funding by Alpha and amend certain features of the Securities Purchase Agreement, dated July 25, 2025, by and between the Company and Alpha, or the SPA. The approved features and the additional funding took effect on July 29 ,2026, following shareholder approval. See also Note 9B.

f.	On June 12, 2026, Alpha made subsequent fundings in the gross amount of $1,500 thousand, pursuant to which the Company issued 1,500 preferred shares with a stated value of $1,000 per share, convertible into 149,701 ordinary shares at a fixed conversion price of $10.02 per share, and ordinary warrants to purchase 149,701 ordinary shares at an exercise price of $87.36 per share. The warrants are exercisable upon issuance and will expire after five years. According to their terms, these warrants were classified as equity.

g.	Total issuance costs of the above subsequent fundings related to the SPA with Alpha, amounted to $105 thousand

h.	During the six month period ended June 30, 2026, preferred shares with a stated value of $6,296 thousand were converted to 261,397 ordinary shares.

2)	Consequently, and under the anti-dilution provisions in the agreement, the conversion ratio of all outstanding preferred shares, were down adjusted to $10.02 per share. In this respect during the six month period ended June 30, 2026, the Company has recognized a transfer of deemed dividend of $8,576 thousand from its ordinary shareholders to its preferred shareholder and warrants holders in its statement of changes in equity. See also Note 9A as to subsequent funding and dilution.

3)	The following table presents the outstanding warrants, as of June 30, 2026 and their terms:

Date of issuance	Number of outstanding warrants(**)		Exercise price for one Ordinary share(**)		Expiration date
February 16, 2023	204			$17,493	November 29, 2027
February 16, 2023	19	(*)	NIS	64,362	November 29, 2027
June 15, 2023	237			$12,600	June 12, 2028
January 25, 2024	847			$5,250	January 25, 2029
May 14, 2025	2,198			$787.5	May 14, 2030
July 28, 2025	15,110			$87.36	July 7, 2030
September 30, 2025	45,627			$87.36	September 30, 2030
December 4, 2025	24,573			$87.36	December 4, 2030
December 30, 2025	11,447			$87.36	December 30, 2030
February 12, 2026	11,447			$87.36	February 11, 2031
March 10, 2026	11,447			$87.36	March 9, 2031
April 27,2026	11,447			$87.36	April 26, 2031
June 1, 2026	99,800			$87.36	May 31, 2031
June 15, 2026	149,701			$87.36	June 14, 2031

(*)	Classified as a warrants’ liability of $0.

(**)	Number of outstanding warrants and exercise prices have been adjusted to give retroactive effect to the down round anti-dilution provision included in the terms of such warrants, as affected by new equity investments up to June 30, 2026 (see also note 9B).

4)	During the first half of 2026, under the ordinary shares Sales Agreement with A.G.P./Alliance Global Partners (the “Sales Agent”), the Company issued 67,964 ordinary shares, for a total net proceeds of approximately $1,079 thousand; agent commissions and other issuance costs amounted to $84 thousand. In June 2026, the Company extended the Sales Agreement to allow it to continue under a replacement shelf registration statement on Form F-3 for a period of 3 years (cancellable at any time).

B.	Share-based payment:

During the interim period, the remuneration committee has approved the 2026 performance conditions plan for the remunerations of its executive employees (to be paid in cash or share based payment, as determined by the Company’s remuneration committee). As of June 30, 2026, it is estimated that the extent of remunerations (for targets that are expected to be met during the year) is immaterial.

Information on the share option awards outstanding and the related weighted average exercise price as of and for the six months ended June 30, 2026, are presented in the table below:

Relating to options:	Number of potential Ordinary Shares	Exercise price range*	Aggregate Intrinsic Value
Outstanding at beginning of the period	6,718	$2.1-$259,440	$504,765
Granted	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at end of the period	6,718	$2.1-$259,440	$13,085
Exercisable at end of the period	1,981	$2.1-$259,440	$4,491

*	Per 1 Ordinary Share with no par value.

The following table summarizes information about stock-based awards outstanding and exercisable at June 30, 2026:

	Outstanding		Exercisable
Exercise price range	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)
$2.1-$871.5	6,643	4.3	1,906	4.3
$42,000-$64,470	40	5.7	40	5.7
$105,000	6	2.0	6	2.0
$129,660;$194,550;$259,440	29	5.7	29	5.7
	6,718	4.3	1,981	4.4

Share-based compensation expense for the periods ended June 30, 2026 and 2025 was as follows (U.S. dollars in thousands):

	Six months ended June 30
	2026	2025
Cost of revenue	-	7
Research and development	35	235
Sales and marketing	173	92
General and administrative	507	179
Total share-based compensation expenses	715	513

As of June 30, 2026, there is an unrecognized share-based compensation expense of $1,172 thousand to be recognized over the average remaining vesting period of 1.3 years.

The calculated fair value of options granted in the six months period ended June 30, 2025 was estimated using the Black-Scholes pricing model with the following assumptions (no options were granted in 2026):

Risk-free interest rate	4.57%
Expected option term (in years)	5
Expected price volatility	120%
Fair value of an ordinary share	$2,360.4
Dividend yield	0%